Annual Total Returns- Vanguard SP 500 Value Index Fund (ETF) [BarChart] - ETF - Vanguard SP 500 Value Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(0.70%)	17.57%	31.79%	12.17%	(3.22%)	17.19%	15.22%	(9.08%)	31.82%